Share-Based and Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
The following tables summarize RSU activity under the 2021 Incentive Plan for the period from October 15, 2021 through December 31, 2021 (in thousands, except per unit data):

Successor
RSUs	Number of RSUs	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of October 15, 2021	—
Granted	2,142		$9.18	$19,669
Forfeited	—
Outstanding as of December 31, 2021	2,142	1.51	$9.18
Vested as of December 31, 2021	—

Share-based Payment Arrangement, Cost by Plan	Unit-based compensation expense for the period from October 15, 2021 through December 31, 2021, was as follows (in thousands):

Successor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Common incentive unit	$42,376	Compensation and benefits	Noncontrolling interest
Participation unit	2,516	Compensation and benefits	Other noncurrent liabilities

Total	$44,892

Unit-based compensation expense for the period from January 1, 2021 through October 14, 2021, was as follows (in thousands):

Predecessor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Preferred incentive unit	$14,091	Compensation and benefits	Mezzanine equity
Common incentive unit	12,447	Compensation and benefits	Mezzanine equity
Participation unit	7,339	Compensation and benefits	Other noncurrent liabilities

Total	$33,877

Unit-based compensation expense for the year ended December 31, 2020 was as follows (in thousands):

Predecessor
Type of unit	Compensation Expense	Statement of Operations and Comprehensive Loss Classification	Balance Sheet Classification
Preferred incentive unit	$9,210	Compensation and benefits	Mezzanine equity
Common incentive unit	1,727	Compensation and benefits	Mezzanine equity
Participation unit	712	Compensation and benefits	Other noncurrent liabilities

Total	$11,649

Share-based Payment Arrangement, Activity
The following tables summarize common incentive unit activity under the Opco Plan for the period October 15, 2021 through December 31, 2021 (in thousands, except per unit data):

Successor
Common Incentive Units	Number of Common Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of October 15, 2021	17,473	2.00	$6.30	$109,998
Granted	—
Forfeited	(1,134)		$6.30
Outstanding as of December 31, 2021	16,339	1.79	$6.30	$133,240
Vested as of December 31, 2021	11,507			$93,840
The following tables summarize preferred incentive unit and common incentive unit activity under the Opco Plan for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020 (in thousands, except per unit data):

Predecessor
Preferred Incentive Units	Number of Preferred Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	82,125	7.73	$0.42	$34,493
Granted	3,350		$0.63	$2,105
Forfeited	(9,000)		$0.41
Outstanding as of December 31, 2020	76,475	6.75	$0.42	$88,711
Granted	—
Forfeited	—
Outstanding as of October 14, 2021	76,475	6.04	$0.42	$141,058
Vested as of October 14, 2021	—

Predecessor
Common Incentive Units	Number of Common Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	3,750	7.73	$0.34	$1,275
Granted	31,333		$0.42	$13,065
Forfeited	(8,250)		$0.33
Outstanding as of December 31, 2020	26,833	6.75	$0.43	$25,760
Granted	—
Forfeited	(3,613)		$0.39
Outstanding as of October 14, 2021	23,220	6.04	$0.53	$25,605
Vested as of October 14, 2021	—

Schedule of Share-based Payment Award, Valuation Assumptions
The inputs used in the models to estimate the fair value of the common incentive units and participation units granted in 2021 and preferred incentive units, common incentive units, and participation units granted in 2020, including the common incentive units granted in connection with the Unit Exchange, are summarized as follows:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Dividend yield	—%	—%
Risk-free interest rate	0.06% - 0.36%	1.85%
Expected volatility	51.00% - 53.00%	45.00%
Expected term (years)	0.50 - 2.00	4.73 and 7.73
Discount for lack of marketability	8.20%	21.00% - 24.00%